Related Party Transactions (Details Narrative) - CAD ($)		3 Months Ended
	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Number of units subscribed		57,735
Ownership percentage		11.375%
Sentient [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned		36,980,982
Number of common shares beneficially owned, percentage		41.70%
Contemporary Amperex Technology Limited [Member] | Post-consolidation Basis [Member]
Disclosure of transactions between related parties [line items]
Number of common shares beneficially owned		22,944,444
Number of common shares beneficially owned, percentage		25.87%
Chairman as Consultant [Member]
Disclosure of transactions between related parties [line items]
Fees charged by a legal firm		$ 35,701	$ 9,131
Memorandum of Understanding [Member]
Disclosure of transactions between related parties [line items]
Number of units subscribed	2,400,000	1,686,749
Share price	$ 0.01	$ 0.02
Investment amount	$ 24,000	$ 33,735
Investment description	To March 31, 2020, the Company's investment has been classified as an advance as private co has not issued the common shares certificate. Private co will also issue the Company a non-transferable share purchase warrant (the "Warrant"), entitling the Company to purchase common shares of private co up to 15% of the capital of private co upon payment of US $10 million prior to the fifth anniversary of the date of issue.
Services Agreement [Member]
Disclosure of transactions between related parties [line items]
Due from related party		$ 371,155